Expense Example {- Franklin Income VIP Fund} - FTVIP Class 1-59 - Franklin Income VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 47
3 years	150
5 years	262
10 years	$ 591